Earnings per share (Schedule of earnings per share) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Weighted average common shares outstanding, Basic	376,785,518	310,845,281
Plus net incremental shares from: Assumed conversion: stock options	483,149	107,829
Plus net incremental shares from: Assumed conversion: warrants	22,544	0
Diluted weighted average common shares outstanding	377,291,211	310,953,110